Staff costs (Details) - CHF (SFr)	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Staff costs
Wages and salaries	SFr 831,457	SFr 670,202	SFr 1,669,690	SFr 1,513,118
Social charges and insurances	94,720	79,979	194,733	179,446
Value of share-based services	416,947	550,221	780,844	1,712,670
Retirement benefit (note 14)	68,836	51,682	110,121	139,823
Total staff costs	SFr 1,411,960	SFr 1,352,084	SFr 2,755,388	SFr 3,545,057